Summary of Operating Expenses (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating (expenses) income
Cost of sales and/or services		R$ (15,822,732)	R$ (15,676,216)	R$ (16,741,791)
Selling expenses		(4,478,352)	(4,399,936)	(4,383,163)
General and administrative expenses		(2,697,865)	(3,064,252)	(3,687,706)
Other operating income		2,204,134	1,985,101	1,756,100
Other operating expenses		(1,773,483)	(3,028,590)	(2,988,067)
Equity pick up		(13,492)	(433)	(5,118)
Total operating expenses		(22,581,790)	(24,184,326)	(26,049,745)
Provision for Bad Debt
Operating (expenses) income
Total operating expenses	[1]	(1,070,301)	(691,807)	(643,287)
Third-Party Services
Operating (expenses) income
Total operating expenses		(5,924,556)	(6,221,058)	(6,399,191)
Depreciation and Amortization
Operating (expenses) income
Total operating expenses		(5,952,905)	(5,881,302)	(6,310,619)
Rentals and Insurance
Operating (expenses) income
Total operating expenses		(4,341,969)	(4,162,659)	(4,329,546)
Personnel
Operating (expenses) income
Total operating expenses		(2,594,464)	(2,791,331)	(2,852,224)
Network Maintenance Services
Operating (expenses) income
Total operating expenses		(1,104,015)	(1,251,511)	(1,540,320)
Interconnection
Operating (expenses) income
Total operating expenses		(658,068)	(778,083)	(1,173,475)
Provision for contingencies
Operating (expenses) income
Total operating expenses		(89,777)	(143,517)	(1,056,410)
Advertising and Marketing
Operating (expenses) income
Total operating expenses		(382,091)	(413,580)	(448,990)
Handsets and Other Costs
Operating (expenses) income
Total operating expenses		(196,347)	(223,335)	(284,119)
Impairments
Operating (expenses) income
Total operating expenses	[2]		(46,534)	(225,512)
Taxes and Other Expenses
Operating (expenses) income
Total operating expenses		(134,558)	(345,132)	(559,162)
Other Operating Income
Operating (expenses) income
Total operating expenses	[3]	R$ (132,739)	R$ (1,234,477)	R$ (226,890)

[1]	In 2018, the Company reassessed the assumptions for estimate adopted for the provision for bad debt.
[2]	As at December 31, 2018, no impairment was recognized. As at December 31, 2017 and 2016, the Company conducted the annual impairment test and recognized a loss on goodwill related to Africa which is being reported as held for sale, in amounting R$46,534 and R$225,512, respectively.
[3]	In 2017 refers to the effects of non-recurring expenses related to unrecoverable tax, write-off of other assets and other expenses of R$1,234 million (R$227 million in 2016) due to reconcile the accounting balances as part of the process of JRP.